Other Long-term Liabilities - Schedule of Other Long-Term Liabilities (Details) € in Thousands, $ in Thousands		Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Schedule of Other Long-Term Liabilities [Abstract]
Other liabilities	[1]	€ 6,047		€ 873
Liabilities for employee’s benefits		132		66
Total		€ 6,179	$ 7,255	€ 939

[1]	As of December 31, 2025, represents investment tax credits received in respect of solar plants in USA.